Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,277,092)	$ (924,261)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	500,965	320,966
Amortization of right-of-use assets	3,317,679
Loss from disposal of property and equipment	3,616
Bad debt direct write-off and provision	(188,407)	(888,847)
Amounts due from related parties	(18,047)
Investment loss		1,642,910
Change in operating assets and liabilities:
Accounts receivable	638,840	(3,341,534)
Notes receivable		20,051
Inventories and biological assets	(2,004,377)	(5,302,535)
Other receivables	(138,098)	283,624
Advances to suppliers	(174,699)	(317,550)
Other current assets	(178,213)	(174,537)
Long term deposit	107,202	(113,118)
Other noncurrent assets	5,289	18,991
Accounts payable	(5,164,733)	9,206,918
Customer deposits	(57,032)	(413)
Taxes payable	(187,770)	51,233
Operating lease liabilities	(2,921,133)
Other payables and accrued liabilities	(1,218,807)	240,804
Net cash (used in) provided by operating activities	(9,954,817)	722,702
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of equipment	(154,473)	(9,294)
Purchases of intangible assets	(347)	(27,335)
Investment in a joint venture		(1,122,224)
Additions to leasehold improvements	(275,466)	(166,765)
Net cash used in investing activities	(430,286)	(1,325,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	31,850,735	25,098,414
Repayment of notes payable	(31,755,498)	(28,184,237)
Proceeds from sale of shares and warrants	7,633,000	2,589,600
Repayment of other payables-related parties	99,800	824,146
Net cash provided by financing activities	7,828,037	327,923
EFFECT OF EXCHANGE RATE ON CASH	775,802	(1,695,331)
(DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(1,781,264)	(1,970,324)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	32,874,171	31,570,644
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of period	31,092,907	29,600,320
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	4,471	307
Cash paid for income taxes	$ 44,988	$ 77,806